                                                                    Exhibit 99.1

EXHIBIT C

CLASS A CUSIP #00761HAG6
CLASS B CUSIP #00761HAH4
CLASS C CUSIP #00761HAJ0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2001-A
                         PERIOD ENDING NOVEMBER 30, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of December 20, 2006 and with respect to the performance of the Trust during the Monthly Period of November 1, 2006 through November 30, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is December 19, 2006.

The Determination Date with respect to the current calendar month is December 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August 1, 2000.       Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.

Amendment No. 1 to the Master Indenture, dated as   Included in Exhibit 4.1 to the Form 8-K filed with the SEC
of May 9, 2006.                                     on May 19, 2006 by Advanta Business Receivables Corp.

Series 2001-A Indenture Supplement, dated as of     Included in Exhibit 4.1 to the Form 8-K filed with the SEC
April 1, 2001.                                      on April 24, 2001 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement ("TSA"), dated     Included in Exhibit 4.3 to the Form 8-K filed with the SEC
as of August 1, 2000.                               on August 30, 2000 by Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as of             Included in Exhibit 4.3 to the Form 8-K filed with the SEC
May 9, 2006.                                        on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.        Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.

Amendment No. 1 to the Trust Agreement, dated as    Included in Exhibit 4.2 to the Form 8-K filed with the SEC
of May 9, 2006.                                     on May 19, 2006 by Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                                  Total amount of
                                               principal to be paid   Per $1,000
                                               --------------------   ----------
1. Class A Noteholders                                  $--               --
2. Class B Noteholders                                  $--               --
3. Class C Noteholders                                  $--               --
4. Class D Noteholders                                  $--               --

II. Information regarding the current monthly interest distribution to the Noteholders

                                                  Total amount of
                                                interest to be paid   Per $1,000
                                                -------------------   ----------
1. Class A Noteholders                             $1,124,000.00        4.68333
2. Class B Noteholders                             $  146,537.50        5.14167
3. Class C Noteholders                             $  120,225.00        5.72500
4. Class D Noteholders                             $   90,300.00        8.60000

III.  Information regarding the total monthly distribution to the Noteholders

                                                       Total amount
                                                        to be paid    Per $1,000
                                                      -------------   ----------
1. Class A Noteholders                                $1,124,000.00     4.68333
2. Class B Noteholders                                $  146,537.50     5.14167
3. Class C Noteholders                                $  120,225.00     5.72500
4. Class D Noteholders                                $   90,300.00     8.60000

IV. Information regarding the performance of the Advanta Business Card Master Trust

     1.   The aggregate amount of such Collections with respect to Principal
          Receivables for the Monthly Period preceding such Payment Date .......   $  897,641,383.96
                                                                                   -----------------

     2.   The aggregate amount of such Collections with respect to Finance
          Charge and Administrative Receivables for the Monthly Period preceding
          such Payment Date ....................................................   $   68,198,916.62
                                                                                   -----------------

     2a.  Interchange for the Monthly Period preceding such Payment Date
          (included in the amount shown above on line item IV. 2.)..............   $   16,712,256.61
                                                                                   -----------------

     2b.  Recoveries for the Monthly Period preceding such Payment Date
          (included in the amount shown above on line item IV. 2.)..............   $    1,108,868.19
                                                                                   -----------------

     3.   The Defaulted Amount for the preceding Monthly Period ................   $   14,632,512.87
                                                                                   -----------------

     4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding
          Monthly Period, and the denominator is the average Receivables for the
          preceding Monthly Period..............................................                3.50%
                                                                                   -----------------

     5.   The total amount of Principal Receivables in the Trust at the
          beginning of the preceding Monthly Period ............................   $4,450,050,541.97
                                                                                   -----------------

     6.   The total amount of Principal Receivables in the Trust as of the last
          day of the preceding Monthly Period...................................   $4,715,796,932.15
                                                                                   -----------------

     7.   The total amount of Finance Charge and Administrative Receivables in
          the Trust at the beginning of the preceding Monthly Period............   $   58,627,757.18
                                                                                   -----------------

     8.   The total amount of Finance Charge and Administrative Receivables in
          the Trust as of the last day of the preceding Monthly Period..........   $   61,085,905.67
                                                                                   -----------------

     9.   The aggregated Adjusted Invested Amounts of all Series of Notes
          outstanding as of the last day of the preceding Monthly Period .......   $3,606,718,346.00
                                                                                   -----------------

     10.  The Transferor Interest as of the last day of the preceding Monthly
          Period................................................................   $1,109,078,586.15
                                                                                   -----------------

     11.  The transferor percentage as of the last day of the preceding Monthly
          Period................................................................               23.52%
                                                                                   -----------------

     12.  The Required Transferor Percentage....................................                6.00%
                                                                                   -----------------

     13.  The Required Transferor Interest......................................   $  282,947,815.93
                                                                                   -----------------

     14.  The monthly principal payment rate for the preceding Monthly Period...               20.17%
                                                                                   -----------------

     15   The balance in the Excess Funding Account as of the last day of the
          preceding Monthly Period..............................................   $              --
                                                                                   -----------------

     16. The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly
          Period preceding such Payment Date:

                                                Percentage      Aggregate
                                                 of Total        Account
                                               Receivables       Balance
                                               -----------   ---------------
(a) Delinquent between 30 days and 59 days        0.80%      $ 38,000,654.34
(b) Delinquent between 60 days and 89 days        0.63%      $ 30,311,852.22
(c) Delinquent between 90 days and 119 days       0.51%      $ 24,206,094.94
(d) Delinquent between 120 days and 149 days      0.41%      $ 19,558,976.40
(e) Delinquent between 150 days and 179 days      0.37%      $ 17,774,045.77
(f) Delinquent 180 days or greater                0.00%      $            --
                                                  ----       ---------------
(g) Aggregate                                     2.72%      $129,851,623.67
                                                  ====       ===============

V.   Information regarding Series 2001-A

     1.   The amount of Principal Receivables in the Trust represented by the
          Invested Amount of Series 2001-A as of the last day of the related
          Monthly Period........................................................   $  300,000,000.00
                                                                                   -----------------

     2.   The amount of Principal Receivables in the Trust represented by the
          Adjusted Invested Amount of Series 2001-A on the last day of the
          related Monthly Period................................................   $  300,000,000.00
                                                                                   -----------------
                                                                    NOTE FACTORS

     3.   The amount of Principal Receivables in the Trust represented by the
          Class A Note Principal Balance on the last day of the related Monthly
          Period.......................................................   1.0000   $  240,000,000.00
                                                                                   -----------------

     4.   The amount of Principal Receivables in the Trust represented by the
          Class B Note Principal Balance on the last day of the related Monthly
          Period.......................................................   1.0000   $   28,500,000.00
                                                                                   -----------------

     5.   The amount of Principal Receivables in the Trust represented by the
          Class C Note Principal Balance on the last day of the related Monthly
          Period.......................................................   1.0000   $   21,000,000.00
                                                                                   -----------------

     6.   The amount of Principal Receivables in the trust represented by the
          Class D Note Principal Balance on the last day of the related Monthly
          Period.......................................................   1.0000   $   10,500,000.00
                                                                                   -----------------

     7.   The Floating Investor Percentage with respect to the period:

          November 1, 2006 through November 19, 2006                                       6.7414965%
                                                                                   -----------------
          November 20, 2006 through November 30, 2006                                      6.3132100%
                                                                                   -----------------

     8.   The Fixed Investor Percentage with respect to the period:

          November 1, 2006 through November 19, 2006                                             N/A
                                                                                   -----------------
          November 20, 2006 through November 30, 2006                                            N/A
                                                                                   -----------------

     9.   The amount of Investor Principal Collections applicable to Series
          2001-A................................................................   $   59,015,992.55
                                                                                   -----------------

     10a. The amount of Available Finance Charge Collections on deposit in the
          Collection Account for the related Monthly Period.....................   $    3,344,415.35
                                                                                   -----------------

     10b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of
          Available Finance Charge Collections not on deposit in the Collection
          Account for the related Monthly Period................................   $    1,177,940.12
                                                                                   -----------------

     11.  The Investor Default Amount for the related Monthly Period............   $      931,159.26
                                                                                   -----------------

     12.  The Monthly Servicing Fee for the related Monthly Period..............   $      500,000.00
                                                                                   -----------------

     13.  The excess spread amount for the related Monthly Period (Available
          Finance Charge Collections minus the sum of the amounts determined pursuant to subsections 4.04 (a) (i) - (v) and subsection 4.04 (a)
          (viii) of the Series 2001-A Indenture Supplement).....................   $    1,610,133.71
                                                                                   -----------------

     14.  Trust yields for the related Monthly Period

          a.   The cash yield for the related Monthly Period....................               18.08%
                                                                                   -----------------

          b.   The default rate for the related Monthly Period..................                3.72%
                                                                                   -----------------

          c.   The Net Portfolio Yield for the related Monthly Period...........               14.36%
                                                                                   -----------------

          d.   The Base Rate for the related Monthly Period.....................                7.92%
                                                                                   -----------------

          e.   The Excess Spread Percentage for the related Monthly Period......                6.44%
                                                                                   -----------------

          f.   The Quarterly Excess Spread Percentage for the related Monthly
               Period...........................................................                7.40%
                                                                                   -----------------

               i) Excess Spread Percentage related to     Nov-06                                6.44%
                                                                                   -----------------

               ii) Excess Spread Percentage related to    Oct-06                                7.72%
                                                                                   -----------------

               iii) Excess Spread Percentage related to   Sep-06                                8.05%
                                                                                   -----------------

     15.  Floating Rate Determinations:

     LIBOR for the Interest Period from November 20, 2006 through and including
     December 19, 2006                                                                       5.32000%
                                                                                   -----------------

     16.  Principal Funding Account

          a.   The beginning Principal Funding Account Balance (ending balance
               as of the previous Payment Date).................................   $              --
                                                                                   -----------------

          b.   Principal Funding Investment Proceeds for the related Payment
               Date.............................................................   $              --
                                                                                   -----------------

          c.   Principal Funding Investment Proceeds withdrawn and deposited into the Collection Account to be treated as Available Finance
               Charge Collections for the related Payment Date..................   $              --
                                                                                   -----------------

          d.   During the Controlled Accumulation Period, the Monthly Principal
               deposited into the Prinicpal Funding Account.....................   $              --
                                                                                   -----------------

          e.   On the earliest to occur of (a) the first Payment Date during the
               Early Amortization Period and (b) the Expected Final Principal
               Payment Date, the amount withdrawn for payment to the
               Noteholders......................................................   $              --
                                                                                   -----------------

          f.   The ending Principal Funding Account Balance on the related
               Payment Date.....................................................   $              --
                                                                                   =================

          g.   The Accumulation Shortfall with respect to the related Monthly
               Period...........................................................   $              --
                                                                                   -----------------

     17.  Reserve Account

          a.   The beginning Reserve Account balance (ending balance as of the
               previous Payment Date)...........................................   $              --
                                                                                   -----------------

          b.   Interest earnings on the Reserve Account.........................   $              --
                                                                                   -----------------

          c.   Interest earnings on the Reserve Account withdrawn and deposited into the Collection Account to be treated as Available Finance
               Charge Collections for the related Payment Date..................   $              --
                                                                                   -----------------

          d.   On each Payment Date from and after the Reserve Account Funding
               Date, the amount deposited into the Reserve Account pursuant to subsection 4.04(a)(vii) of the Series 2001-A Indenture
               Supplement.......................................................   $              --
                                                                                   -----------------

          e.   The Reserve Draw Amount deposited into the Collection Account and treated as Available Finance Charge Collections for the related
               Monthly Period...................................................   $              --
                                                                                   -----------------

          f.   The Reserve Account Surplus withdrawn and deposited into the Cash
               Collateral Account...............................................   $              --
                                                                                   -----------------

          g.   Amount withdrawn from the Reserve Account and paid to the holders of the Trust Beneficial Interests pursuant to subsection 4.10(f)
               of the Series 2001-A Indenture Supplement........................   $              --
                                                                                   -----------------

          h.   The ending Reserve Account balance on the related Payment Date...   $              --
                                                                                   =================

          i.   The Required Reserve Account Amount on the related Payment Date..   $              --
                                                                                   -----------------

          j.   The Available Reserve Account Amount on the related Payment
               Date.............................................................   $              --
                                                                                   -----------------

     18.  Cash Collateral Account

          a.   The beginning Cash Collateral Account balance (ending balance as
               of the previous Payment Date)....................................   $    5,250,000.00
                                                                                   -----------------

          b.   Investment Earnings since the preceding Payment Date.............   $       22,547.03
                                                                                   -----------------

          c.   Amount withdrawn from the Cash Collateral Account to cover disbursements pursuant to subsections 4.04(a)(iv) and
               4.04(a)(viii) of the Series 2001-A Indenture Supplement..........   $              --
                                                                                   -----------------

          d.   Amount withdrawn from the Cash Collateral Account on the Series
               2001-A Final Maturity Date for distributions to the Class C
               Noteholders and the Class D Noteholders..........................   $              --
                                                                                   -----------------

          e.   Amount withdrawn from the Cash Collateral Account on the day following the occurrence of an Event of Default for distributions
               to the Class C Noteholders and the Class D Noteholders...........   $              --
                                                                                   -----------------

          f.   Amount deposited into the Cash Collateral Account to cover any
               Cash Collateral Account Deficiency...............................   $              --
                                                                                   -----------------

          g.   Amount withdrawn from the Cash Collateral Account equaled to the excess over the Required Cash Collateral Account Amount and paid
               to the Transferor................................................   $       22,547.03
                                                                                   -----------------

          h.   Remaining Cash Collateral Account amount withdrawn on the date on which the Class C Note Principal Balance and the Class D Note
               Principal Balance have been paid in full and paid to the
               Transferor.......................................................   $              --
                                                                                   -----------------

          i.   The ending Cash Collateral Account balance on the related Payment
               Date.............................................................   $    5,250,000.00
                                                                                   =================

          j.   The Required Cash Collateral Account Amount on the related
               Payment Date.....................................................   $    5,250,000.00
                                                                                   -----------------

          k.   The Available Cash Collateral Account Amount on the related
               Payment Date.....................................................   $    5,250,000.00
                                                                                   -----------------

     19.  Investor Charge-Offs

          a.   The aggregate amount of Investor Charge-Offs for the related
               Monthly Period...................................................   $              --
                                                                                   -----------------

          b.   The aggregate amount of Investor Charge-Offs reimbursed on the
               Payment Date.....................................................   $              --
                                                                                   -----------------

     20.  The Monthly Principal Reallocation Amount for the related Monthly
          Period................................................................   $              --
                                                                                   -----------------

Advanta Bank Corp.
as Servicer


By: /s/ DAVID B. WEINSTOCK
    -------------------------------
Name: David B. Weinstock
Title: Vice President